FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
16)    FINANCIAL LIABILITIES
As of December 31, 2021 and 2022 all the financial liabilities of the Company are classified as other financial liabilities at amortized cost, except for the derivative financial instruments that are classified as financial liability at fair value.
The payments schedule for other financial liabilities, trade and other payables and liabilities at December 31, 2021 and 2022, including estimated future interest payments, calculated based on interest rates and foreign exchange rates applicable as at December 31, 2021 and 2022 are as follow:

2021	Thousands of U.S. dollars
	Maturity (years)
	2022	2023	2024	2025	2026	More than 5 years	Total
Senior Secured Notes	40,000	40,000	40,000	40,000	520,000	—	680,000
Lease liabilities	46,851	43,596	30,014	19,194	12,694	12,082	164,431
Bank borrowings	58,144	358	—	—	—	—	58,502
Trade and other payables	169,882	18,654	—	—	—	—	188,536
Total financial liabilities	314,877	102,608	70,014	59,194	532,694	12,082	1,091,469

2022	Thousands of U.S. dollars
	Maturity (years)
	2023	2024	2025	2026	2027	More than 5 years	Total
Senior Secured Notes	40,000	40,000	40,000	520,000			640,000
Lease liabilities	42,186	31,347	22,469	15,864	9,593	5,100	126,559
Bank borrowings	66,943						66,943
Trade and other payables	191,134	7,950					199,084
Total financial liabilities	340,263	79,297	62,469	535,864	9,593	5,100	1,032,586